SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fulfilment costs (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Capitalized fulfilment cost	¥ 80,742	¥ 128,983